Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary the Company's option activity under the 2008 plan
The following table summarizes the Company’s option activities:

	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In Years	US$’000

Outstanding at January 1, 2018	17,164,617	2.01	6.36	13,340
Granted	7,704,003	1.67
Exercised	(886,812)	0.75
Forfeited	(3,474,437)	2.54
Outstanding at December 31, 2018	20,507,371	1.81	6.77	6,879
Vested and expected to vest at December 31, 2018	19,619,273	1.81	6.68	6,856
Exercisable at December 31, 2018	10,496,642	1.74	4.72	6,615

Schedule of assumptions used to estimate the fair value of option grant on the date of grant
The grant date fair value of each option is calculated using a binomial option pricing model with the following assumptions:

	2016	2017	2018

Expected volatility	55.86%-57.49%	51.39%-52.4%	49.9%
Risk-free interest rate	1.85%-2.4%	2.21%-2.45%	2.97%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Time to maturity (in years)	10	10	10
Expected forfeiture rate (post-vesting)	0-20%	0%-20%	0%-20%
Fair value of the common share on the date of option grant	US$2.68-2.97 RMB18.6-20.60	US$1.39-2.92 RMB9.05-18.98	US$1.24-1.35 RMB8.54-9.31

Summary of restricted shares activity
The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of restricted shares	Weighted average grant date fair value

Outstanding as of January 1, 2018	104,779	3.82
Granted	210,000	2.23
Vested	(91,380)	3.28
Outstanding as of December 31, 2018	223,399	2.54
Vested and expected to vest at December 31, 2018	223,399	2.54